Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exceptional Items [line items]
Applicable tax rate	23.50%	19.00%	19.00%
Tax rate effect from change in tax rate	0.20%	0.10%
Current tax benefit	$ 261	$ 183	$ 139
Contract assets (Charge)		(5)
Increase Through Impairment Contract Assets		3
Associates [member]
Disclosure Of Exceptional Items [line items]
Additional Expenses Allocated		60
Current tax benefit		15
Liability Recognised Reflecting Unavoidable Obligation Amount		$ 18
Americas [member]
Disclosure Of Exceptional Items [line items]
Legal costs			18
EMEAA [member]
Disclosure Of Exceptional Items [line items]
Legal costs			$ 7
Exceptional Tax Items [Member]
Disclosure Of Exceptional Items [line items]
Applicable tax rate			19.00%
Tax rate effect from change in tax rate			25.00%
Deferred tax credit arising from remasurement of Siginificant US deferred tax reforms			$ 4
Tax effect from change in tax rate			$ 34